  [LOGO]       INVESTING

               FOR THE
 EATON VANCE
 -----------   21ST
 -----------
MUTUAL FUNDS   CENTURY-Registered Trademark-



                                                                        [PHOTO]




Semiannual Report February 28, 1999









                                    EATON VANCE
                                       GROWTH
                                        FUND



[PHOTO]



                        GLOBAL MANAGEMENT-GLOBAL DISTRIBUTION







[PHOTO]

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

INVESTMENT UPDATE

[PHOTO]

Thomas E. Faust, Jr.
Portfolio Manager


INVESTMENT ENVIRONMENT
---------------------------------------------------------------------------

  The Economy

- The U.S. economy continued the longest uninterrupted growth period in its history in 1998. Real Gross Domestic Product was up 6.1% for the fourth quarter, making the real growth rate for 1998 4.3%. Low energy prices and increased global economic competition helped keep inflation very low.

- The first few months of 1999 have been characterized by continued strength for the U.S. economy and good performance by major domestic stock market indices. Continuing the pattern of 1998, leadership in the U.S. stock market has come from a small number of mega-cap growth stocks.

THE FUND
---------------------------------------------------------------------------

  The Past Six Months

- During the six months ended February 28, 1999, the Fund's Class A shares had a total return of 23.1%. This return was the result of a change in net asset value (NAV)to $10.11 on February 28, 1999 from $10.32 on August 31, 1998, and the reinvestment of $0.039 in dividend income and $2.492 per share in capital gains distributions.(1)

- The Fund's Class B shares had a total return of 22.6% during the period, the result of an increase in NAV to $17.67 from $16.49, and the reinvestment of $2.492 per share in capital gains distributions.(1)

- The Fund's Class C shares had a total return of 22.5% during the period, the result of an increase in NAV to $15.63 from $14.84, and the reinvestment of $2.492 per share in capital gains distributions.(1)

- For comparison, the total return performance of the Lipper Growth Fund Average was 29.9% for the 6-month period.(2)

  Management Discussion

- To attain its primary objective of achieving capital growth, Eaton Vance Growth Portfolio invests primarily in common stocks of established growth companies that have attractive financial characteristics. Management's current strategy is to identify domestic and foreign stocks with the best potential for long-term performance, and stocks of companies with unusually attractive near-term opportunities.

- Sepracor, the Portfolio's largest holding, develops improved versions of existing drugs. The company is in the late stages of developing potentially blockbuster products that are successors to best selling drugs, such as Claritin, the antihistamine from Schering-Plough, and Eli Lilly's antidepressant, Prozac.

- Another major drug company holding is Pfizer, Inc., a top U.S. prescription drug manufacturer whose Viagra product helped the company post record-high revenues in 1998. FORBES magazine named Pfizer "Company of the Year" in January 1999.

- Retail stocks represented 12.1% of the Portfolio as of February 28, 1999. Holdings in this sector included CVS Corp., the largest drugstore chain in the Northeast; Albertson's, Inc. and Safeway, Inc., two of the top four grocery chains in the country; and Home Depot, Inc., the nation's leading chain of home-improvement stores.

- Representing the publishing sector, McGraw-Hill is one of the Portfolio's biggest holdings. The company is the top educational publisher in the U.S., and the publisher of BUSINESS WEEK and many other magazines. Standard & Poor's, which provides corporate and municipal credit ratings and corporate information directories, is a subsidiary of McGraw-Hill.

--------------------------------------------------------------------------------
MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

FUND INFORMATION
AS OF FEBRUARY 28, 1999

Performance(3)                          Class A     Class B       Class C
--------------------------------------------------------------------------------
Average Annual Total Returns
(at net asset value)
--------------------------------------------------------------------------------
One Year                                  7.7%        6.8%         6.7%
Five Years                               16.7         N.A.         N.A.
Ten Years                                14.0         N.A.         N.A.
Life of Fund+                            10.6        19.0         18.3

SEC Average Annual Total Returns
(including sales charge or applicable CDSC)
--------------------------------------------------------------------------------
One Year                                  1.5%        2.2%         5.8%
Five Years                               15.3         N.A.         N.A.
Ten Years                                13.3         N.A.         N.A.
Life of Fund+                            10.5        18.7         18.3

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

Ten Largest Holdings(4) By total net assets
--------------------------------------------------------------------------------
Sepracor, Inc.                                                     6.0%
American International Group, Inc.                                 3.9
CVS Corp.                                                          3.3
Pfizer, Inc.                                                       3.2
Waste Management, Inc.                                             3.1
General Motors Corp., Class H                                      3.0
McGraw-Hill Companies, Inc.                                        2.8
Mutual Risk Management Ltd.                                        2.8
Elan Corp., PLC ADR                                                2.8
Albertson's, Inc.                                                  2.8

(1) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (2) It is not possible to invest directly in a Lipper average. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year;
     3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest equity holdings accounted for 33.7% of the Portfolio's net assets. Holdings are subject to change. Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $142,822,505)        $ 206,294,054
Receivable for Fund shares sold                 136,541
Deferred organization expenses                    9,847
-------------------------------------------------------
TOTAL ASSETS                              $ 206,440,442
-------------------------------------------------------
Liabilities
-------------------------------------------------------
Payable for Fund shares redeemed          $     380,995
Other accrued expenses                           69,149
-------------------------------------------------------
TOTAL LIABILITIES                         $     450,144
-------------------------------------------------------
NET ASSETS                                $ 205,990,298
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Paid-in capital                           $ 144,326,352
Accumulated distributions in excess of
   net realized gain from Portfolio
   (computed on the basis of identified
   cost)                                     (1,715,838)
Accumulated distributions in excess of
   net investment income                        (91,765)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          63,471,549
-------------------------------------------------------
TOTAL                                     $ 205,990,298
-------------------------------------------------------

Class A Shares
-------------------------------------------------------
NET ASSETS                                $ 182,436,402
SHARES OUTSTANDING                           18,048,740
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       10.11
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $10.11)       $       10.73
-------------------------------------------------------

Class B Shares
-------------------------------------------------------
NET ASSETS                                $  20,239,667
SHARES OUTSTANDING                            1,145,655
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       17.67
-------------------------------------------------------
Class C Shares
-------------------------------------------------------
NET ASSETS                                $   3,314,229
SHARES OUTSTANDING                              212,008
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of
      beneficial interest outstanding)    $       15.63
-------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio
   (net of foreign taxes, $4,498)         $    816,965
Interest allocated from Portfolio              214,944
Expenses allocated from Portfolio             (722,415)
------------------------------------------------------
NET INVESTMENT INCOME FROM PORTFOLIO      $    309,494
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees fees and expenses                $      2,972
Distribution and service fees
   Class A                                      98,976
   Class B                                      92,940
   Class C                                      16,197
Transfer and dividend disbursing agent
   fees                                        106,908
Registration fees                               19,802
Legal and accounting services                   14,317
Custodian fee                                   12,153
Printing and postage                             8,990
Amortization of organization expenses            7,966
Miscellaneous                                    4,700
------------------------------------------------------
TOTAL EXPENSES                            $    385,921
------------------------------------------------------

NET INVESTMENT LOSS                       $    (76,427)
------------------------------------------------------

Realized and Unrealized Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,431,259)
------------------------------------------------------
NET REALIZED LOSS                         $ (1,431,259)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments                            $ 42,240,728
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 42,240,728
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 40,809,469
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 40,733,042
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income (loss)              $       (76,427)    $      582,497
   Net realized gain (loss)                       (1,431,259)        43,962,944
   Net change in unrealized appreciation
      (depreciation)                              42,240,728        (41,647,493)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    40,733,042     $    2,897,948
-------------------------------------------------------------------------------
Distributions to shareholders --
   From net investment income
      Class A                                $      (594,382)    $           --
   In excess of net investment income
   From net realized gain
      Class A                                    (37,979,241)        (3,085,610)
      Class B                                     (2,497,731)          (167,942)
      Class C                                       (491,324)           (26,850)
-------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS          $   (41,562,678)    $   (3,280,402)
-------------------------------------------------------------------------------
Transactions in shares of beneficial
   interest --
   Proceeds from sale of shares
      Class A                                $     5,734,723     $    6,049,463
      Class B                                      2,613,485          9,422,514
      Class C                                      1,196,269          2,197,911
   Issued in reorganization of EV
      Marathon and Classic Growth Funds
      Class B                                             --         12,137,415
      Class C                                             --          2,174,313
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                     32,852,141          2,640,643
      Class B                                      2,235,411            149,425
      Class C                                        489,674             26,724
   Cost of shares redeemed
      Class A                                    (13,478,463)       (15,100,652)
      Class B                                     (3,275,462)        (3,647,837)
      Class C                                       (825,941)        (2,065,475)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                        $    27,541,837     $   13,984,444
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    26,712,201     $   13,601,990
-------------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999    YEAR ENDED
Net Assets                                (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
At beginning of period                       $   179,278,097     $  165,676,107
-------------------------------------------------------------------------------

AT END OF PERIOD                             $   205,990,298     $  179,278,097
-------------------------------------------------------------------------------

Accumulated undistributed
(distributions in excess of)
net investment income
included in net assets
-------------------------------------------------------------------------------
AT END OF PERIOD                             $       (91,765)    $      579,044
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                SIX MONTHS ENDED
                                                FEBRUARY 28, 1999
                                                       (UNAUDITED)(1)
                                             -----------------------------------
                                                CLASS A      CLASS B    CLASS C
--------------------------------------------------------------------------------
Net asset value -- Beginning of period       $ 10.320      $16.490      $14.840
--------------------------------------------------------------------------------

Income (loss) from operations
--------------------------------------------------------------------------------
Net investment income (loss)                 $  0.001      $(0.050)     $(0.069)
Net realized and unrealized gain (loss)         2.320        3.722        3.351
--------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $  2.321      $ 3.672      $ 3.282
--------------------------------------------------------------------------------

Less distributions
--------------------------------------------------------------------------------
From net investment income                   $ (0.039)     $    --      $    --
In excess of net investment income                 --           --           --
From net realized gain                         (2.492)      (2.492)      (2.492)
In excess of net realized gain                     --           --           --
From paid-in capital                               --           --           --
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          $ (2.531)     $(2.492)     $(2.492)
--------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD             $ 10.110      $17.670      $15.630
--------------------------------------------------------------------------------

TOTAL RETURN(2)                                 23.09%       22.64%       22.51%
--------------------------------------------------------------------------------

Ratios/Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period (000's omitted)    $182,436      $20,240      $ 3,314
Ratios (As a percentage of average daily net
   assets): Expenses(3)                          1.01%(4)     1.87%(4)     1.90%(4)
   Net investment income (loss)                  0.02%(4)    (0.83)%(4)   (0.87)%(4)
Portfolio turnover(5)                              --           --           --
--------------------------------------------------------------------------------

                                                                      YEAR ENDED AUGUST 31,

                                                         1998                1997       1996       1995       1994
                                             ---------------------------- ---------- ---------- ---------- ----------
                                              CLASS A  CLASS B   CLASS C   CLASS A    CLASS A    CLASS A    CLASS A
---------------------------------------------
Net asset value -- Beginning of period       $ 10.360  $16.560  $14.940   $  9.240   $  8.330   $  7.960   $  8.070
---------------------------------------------
Income (loss) from operations
---------------------------------------------
Net investment income (loss)                 $  0.044  $(0.079) $(0.079)  $  0.020   $  0.043   $  0.024   $  0.052
Net realized and unrealized gain (loss)         0.111    0.204    0.174      2.845      1.202      1.086     (0.092)
---------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS          $  0.155  $ 0.125  $ 0.095   $  2.865   $  1.245   $  1.110   $ (0.040)
---------------------------------------------
Less distributions
---------------------------------------------
From net investment income                   $     --  $    --  $    --   $ (0.019)  $ (0.035)  $ (0.032)  $ (0.060)
In excess of net investment income                 --       --       --     (0.018)        --     (0.018)        --
From net realized gain                         (0.195)  (0.195)  (0.195)    (0.890)    (0.300)    (0.083)    (0.010)
In excess of net realized gain                     --       --       --     (0.762)        --     (0.607)        --
From paid-in capital                               --       --       --     (0.056)        --         --         --
---------------------------------------------
TOTAL DISTRIBUTIONS                          $ (0.195) $(0.195) $(0.195)  $ (1.745)  $ (0.335)  $ (0.740)  $ (0.070)
---------------------------------------------
NET ASSET VALUE -- END OF PERIOD             $ 10.320  $16.490  $14.840   $ 10.360   $  9.240   $  8.330   $  7.960
---------------------------------------------
TOTAL RETURN(2)                                  1.45%    0.72%    0.60%     33.01%     15.38%     15.95%     (0.75)%
---------------------------------------------
Ratios/Supplemental Data
---------------------------------------------
Net assets, end of period (000's omitted)    $159,602  $17,359  $ 2,316   $165,676   $138,252   $130,966   $130,269
Ratios (As a percentage of average daily net
   assets): Expenses(3)                          1.08%    1.93%    1.94%      1.01%      0.98%      0.98%      0.95%
   Net investment income (loss)                  0.37%   (0.48)%   (0.51)%     0.19%     0.48%      0.42%      0.61%
Portfolio turnover(5)                              --       --       --         --         --         --         89%
---------------------------------------------

(1) Net investment income (loss) per share was computed using average shares outstanding.
(2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
(3) Includes the Fund's share of the Portfolio's allocated expenses for the period the Fund was investing in the Portfolio.
(4)  Annualized.
(5) Portfolio Turnover represents the rate of portfolio activity for the period while the Fund was making investments directly in securities. The portfolio turnover rate for the period since the Fund transferred all of its investable assets to the Portfolio is shown in the Portfolio's financial statements which are included elsewhere in this report.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are sold subject to a sales charge imposed at the time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). All classes of shares have equal rights to assets and voting privileges. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (100% at February 28, 1999). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

 C Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different classes. Transactions in shares of beneficial interest were as follows:

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS A                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               525,684           515,707
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                           3,332,395           249,827
Redemptions                                      (1,267,560)       (1,304,816)
-----------------------------------------------------------------------------
NET INCREASE (DECREASE)                           2,590,519          (539,282)
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS B                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                               144,854           509,835
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                             129,585             8,806
Redemptions                                        (181,612)         (198,569)
Issued to EV Marathon Growth Fund
 shareholders                                            --           732,756
-----------------------------------------------------------------------------
NET INCREASE                                         92,827         1,052,828
-----------------------------------------------------------------------------

                                          SIX MONTHS ENDED
                                          FEBRUARY 28, 1999   YEAR ENDED
CLASS C                                   (UNAUDITED)         AUGUST 31, 1998
-----------------------------------------------------------------------------
Sales                                                74,713           134,753
Issued to shareholders electing to
 receive payment of distribution in Fund
 shares                                              32,068             1,750
Redemptions                                         (50,870)         (125,975)
Issued to EV Classic Growth Fund
 shareholders                                            --           145,569
-----------------------------------------------------------------------------
NET INCREASE                                         55,911           156,097
-----------------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves only as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,368 as its portion of the sales charge on sales of Class A shares for the six months ended February 28, 1999.

   Certain of the officers and Trustees of the Fund and Portfolio are officers and directors/trustees of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has adopted distribution plans (Class B Plan and Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan (Class A Plan, the Plans). The Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $71,607 and $12,148 for Class B and Class C shares, respectively, to EVD for the six months ended February 28, 1999, representing 0.75% of the average daily net assets for Class B and Class C shares. At February 28, 1999, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $325,000 and $346,000 for Class B and Class C shares, respectively.

   In addition, the Plans also authorize each class to make payments of service fees to EVD, Authorized Firms and other persons in amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. The Trustees have initially implemented the Plans by authorizing the Fund to make quarterly payments of service fees to EVD and Authorized Firms in amounts not expected to exceed 0.25% per annum of the Fund's average daily net assets attributable to Class A and Class B shares based on the

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   value of Fund shares sold by such persons and remaining outstanding for at least one year. The Class C Plan requires the Fund to make monthly payments of service fees in amounts not expected to exceed 0.25% of the Fund's average daily net assets attributable to Class C shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the six months ended February 28, 1999 amounted to $98,976, $21,333, and $4,049 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) is imposed on any redemption of Class B shares made within six years of purchase. A CDSC is imposed on certain Class C shares redeemed within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $24,000 and $1,000 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the six months ended February 28, 1999.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $10,691,542 and $25,774,423, respectively, for the six months ended February 28, 1999.

8 Transfer of Net Assets
-------------------------------------------
   On September 1, 1997, EV Traditional Growth Fund acquired the net assets of EV Marathon Growth Fund and EV Classic Growth Fund pursuant to an Agreement and Plan of Reorganization dated June 23, 1997. In accordance with the agreement, the Fund at the closing, issued 732,756 and 145,569 Class B and Class C shares, respectively, with an aggregate value of $12,137,415 and $2,174,313, including unrealized appreciation of $2,779,440 and $434,357, and a net asset value per share of $16.56 and $14.94 respectively. The transaction was structured for tax purposes to qualify as a tax free reorganization under the Internal Revenue Code. Directly after the merger, the combined net assets of the Fund were $179,987,835 with a net asset value of $10.36, $16.56 and $14.94 for Class A, Class B and Class C, respectively.

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.8%


                                          SHARES            VALUE
-------------------------------------------------------------------------
Aerospace and Defense -- 3.0%
-------------------------------------------------------------------------
General Motors Corp., Class H(1)              130,000       $   6,134,374
Is the telecommunications and space
subsidiary of automaker General Motors.
-------------------------------------------------------------------------
                                                            $   6,134,374
-------------------------------------------------------------------------
Auto and Parts -- 1.7%
-------------------------------------------------------------------------
Magna International, Inc., Class A             60,000       $   3,596,250
Based in Canada, Magna International is
a diversified supplier of advanced
automotive systems.
-------------------------------------------------------------------------
                                                            $   3,596,250
-------------------------------------------------------------------------
Banks - International -- 0.3%
-------------------------------------------------------------------------
Banco Latinoamericano de Exportaciones         30,000       $     680,625
This specialized multinational bank,
based in Panama City, primarily provides
short-term, trade related financing to
stockholder banks from 22 member
countries in Latin America and the
Caribbean.
-------------------------------------------------------------------------
                                                            $     680,625
-------------------------------------------------------------------------
Banks - Regional -- 4.1%
-------------------------------------------------------------------------
BankBoston Corp.                              100,000       $   4,043,750
The holding company for BankBoston N.A.,
a national bank with headquarters in
Massachusetts and branches in
Massachusetts, Connecticut, Rhode
Island, and New Hampshire.
Wells Fargo & Co.                             120,000           4,410,000
One of the nation's leading bank holding
companies.
-------------------------------------------------------------------------
                                                            $   8,453,750
-------------------------------------------------------------------------
Beverages -- 2.1%
-------------------------------------------------------------------------
PepsiCo, Inc.                                 115,000       $   4,326,875
One of the world's two leading soft
drink makers.
-------------------------------------------------------------------------
                                                            $   4,326,875
-------------------------------------------------------------------------
Broadcasting and Cable -- 2.6%
-------------------------------------------------------------------------
MediaOne Group, Inc.(1)                       100,000       $   5,450,000
Offers domestic cable and broadband,
international wireless consolidated
international cable and broadband.
-------------------------------------------------------------------------
                                                            $   5,450,000
-------------------------------------------------------------------------
                                          SHARES            VALUE
-------------------------------------------------------------------------
Chemicals -- 0.9%
-------------------------------------------------------------------------
Praxair, Inc.                                  50,000       $   1,746,875
The largest producer of industrial gases
in North and South America.
-------------------------------------------------------------------------
                                                            $   1,746,875
-------------------------------------------------------------------------
Drugs -- 14.4%
-------------------------------------------------------------------------
Elan Corp., PLC ADR(1)                         75,000       $   5,751,563
Develops drug delivery systems designed
to improve and control the absorption
and utilization of pharmaceutical
compounds.
Pfizer, Inc.                                   50,000           6,596,875
A large international ethical
pharmaceutical manufacturer with
important positions in hospital products
and animal health.
Sepracor, Inc.(1)                             100,000          12,475,000
Develops and markets drugs designed to
be safer, purer, and more effective
versions of existing pharmaceuticals.
Warner-Lambert Co.                             70,000           4,834,375
Manufactures and markets drugs, health
care products, and confectionery.
-------------------------------------------------------------------------
                                                            $  29,657,813
-------------------------------------------------------------------------
Electronics - Semiconductors -- 1.7%
-------------------------------------------------------------------------
Intel Corp.                                    30,000       $   3,598,125
A manufacturer of semiconductors and
other microcomputer components which
comprise the heart of the personal
computer.
-------------------------------------------------------------------------
                                                            $   3,598,125
-------------------------------------------------------------------------
Environmental Services -- 3.1%
-------------------------------------------------------------------------
Waste Management, Inc.                        130,000       $   6,353,750
One of the largest integrated waste
disposal companies in the U.S.
-------------------------------------------------------------------------
                                                            $   6,353,750
-------------------------------------------------------------------------
Financial - Miscellaneous -- 4.5%
-------------------------------------------------------------------------
Federal National Mortgage Association          35,000       $   2,450,000
U.S. Government sponsored mortgage
lender and provider of secondary
mortgage market.
MBNA Corp.                                    140,625           3,410,156
Dominant issuer of MasterCard/Visa
credit cards to affinity groups.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------

Financial - Miscellaneous (continued)
-------------------------------------------------------------------------
MGIC Investment Corp.                         100,000       $   3,406,250
The leading provider of private mortgage
insurance coverage to U.S. banks and
other mortgage suppliers.
-------------------------------------------------------------------------
                                                            $   9,266,406
-------------------------------------------------------------------------
Foods -- 5.0%
-------------------------------------------------------------------------
Tyson Foods, Inc.                             264,600       $   5,424,300
The nation's top poultry processor,
Tyson Foods operates food production and
distribution facilities in 22 states and
18 countries.
Unilever, ADR                                  68,000           4,925,750
One of the world's largest packaged
consumer goods companies.
-------------------------------------------------------------------------
                                                            $  10,350,050
-------------------------------------------------------------------------
Health Services -- 2.7%
-------------------------------------------------------------------------
HCR Manor Care, Inc.(1)                       100,000       $   2,237,500
Provides a range of health care
services, including long-term care,
subacute care, vision care and eye
surgery.
Health Management Associates, Inc.,
Class A(1)                                    250,000           3,234,375
Acquires and manages general acute care
and psychiatric hospitals in rural
areas.
-------------------------------------------------------------------------
                                                            $   5,471,875
-------------------------------------------------------------------------
Information Services -- 3.8%
-------------------------------------------------------------------------
Automatic Data Processing, Inc.                80,000       $   3,180,000
The leading independent computing and
payroll processing services firm in the
U.S.
Reynolds & Reynolds, Inc., Class A            250,000           4,718,750
Produces general business forms and
provides computer software and services.
-------------------------------------------------------------------------
                                                            $   7,898,750
-------------------------------------------------------------------------
Insurance -- 12.2%
-------------------------------------------------------------------------
Allstate Corp. (The)                           90,000       $   3,375,000
Leading underwriter of automotive and
homeowners insurance as well as a life
insurance carrier.
American International Group, Inc.             69,775           7,949,989
One of the world's leading insurance
companies, operating in 130 countries.
Berkshire Hathaway, Inc., Class B(1)            1,575           3,746,925
Holding company and investment vehicle
for Warren Buffett, one of the richest
men in the world.

                                          SHARES            VALUE
-------------------------------------------------------------------------

Insurance (continued)
-------------------------------------------------------------------------
Mercury General Corp.                         120,000       $   4,185,000
Large provider of specialized auto
insurance policies.
Mutual Risk Management Ltd.                   160,000           5,850,000
Provides risk management services to
clients seeking an alternative to
traditional commercial insurance,
particularly for workers' compensation.
-------------------------------------------------------------------------
                                                            $  25,106,914
-------------------------------------------------------------------------
Investment Services -- 1.5%
-------------------------------------------------------------------------
Franklin Resources, Inc.                      100,000       $   3,181,250
Provides investment management and
related services to a family of equity
and fixed income mutual funds.
-------------------------------------------------------------------------
                                                            $   3,181,250
-------------------------------------------------------------------------
Medical Products -- 2.5%
-------------------------------------------------------------------------
Medtronics, Inc.                               74,321       $   5,248,921
A medical technology company which
provides therapeutic, diagnostic, and
monitoring products for cardiac rhythm
management, other cardiovascular, and
neurological markets.
-------------------------------------------------------------------------
                                                            $   5,248,921
-------------------------------------------------------------------------
Metals and Minerals -- 2.7%
-------------------------------------------------------------------------
Freeport McMoran Copper & Gold, Inc.          100,000       $     925,000
Operator of third largest copper mine in
the world with world's largest gold
reserves.
Potash Corp. of Saskatchewan(2)                40,000           2,267,500
The global leader of potash production
and number three in phosphates, two of
the three components of fertilizer
nutrients.
Steel Dynamics Corp.(1)                       150,000           2,362,500
Owns and operates a steel minimill that
produces thin-slab/flat-rolled steel.
-------------------------------------------------------------------------
                                                            $   5,555,000
-------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.9%
-------------------------------------------------------------------------
Anadarko Petroleum Corp.                      140,000       $   3,850,000
Leading independent natural gas and
crude oil production company.
-------------------------------------------------------------------------
                                                            $   3,850,000
-------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                                          SHARES            VALUE
-------------------------------------------------------------------------
Paper and Forest Products -- 0.8%
-------------------------------------------------------------------------
Longview Fibre Co.                            148,600       $   1,681,038
A forest products company that produces
lumber, paper, and containers.
-------------------------------------------------------------------------
                                                            $   1,681,038
-------------------------------------------------------------------------
Printing and Business Products -- 1.9%
-------------------------------------------------------------------------
Valassis Communications, Inc.(1)               80,000       $   3,840,000
A print media company in the field of
sales promotion, generating most of its
revenues by printing and publishing
cents-off coupons and other consumer
purchase incentives primarily for
package goods manufacturers.
-------------------------------------------------------------------------
                                                            $   3,840,000
-------------------------------------------------------------------------
Publishing -- 5.6%
-------------------------------------------------------------------------
Central Newspapers, Inc., Class A             160,000       $   5,600,000
Publishes the Arizona Republic, the
Arizona Business Gazette, the
Indianapolis Star, the Indianapolis
News, and community newspapers in
Indiana and Louisiana.
McGraw-Hill Companies, Inc. (The)              53,500           5,854,906
Supplies informational products and
services for businesses, education and
industry through a broad range of media.
-------------------------------------------------------------------------
                                                            $  11,454,906
-------------------------------------------------------------------------
Retail - Food and Drug -- 8.1%
-------------------------------------------------------------------------
Albertson's, Inc.                             100,000       $   5,700,000
One of the top four U.S. grocery chains,
with nearly 880 stores.
CVS Corp.                                     130,000           6,890,000
The largest drugstore chain in the
Northeast.
Safeway, Inc.(1)                               70,000           4,042,500
Is the nation's second-largest food
retailer with over 1,350 stores located
in the western regions of the U.S. and
Canada.
-------------------------------------------------------------------------
                                                            $  16,632,500
-------------------------------------------------------------------------
Retail - Specialty and Apparel -- 4.0%
-------------------------------------------------------------------------
Home Depot, Inc. (The)                         80,000       $   4,775,000
A chain of do-it-yourself warehouse
style stores.
Republic Industries, Inc.(1)                  280,000           3,430,000
Operates subsidiaries in the automotive
retail, automotive rental, and solid
waste services industries.
-------------------------------------------------------------------------
                                                            $   8,205,000
-------------------------------------------------------------------------

                                          SHARES            VALUE
-------------------------------------------------------------------------
Specialty Chemicals and Materials -- 4.2%
-------------------------------------------------------------------------
Corning, Inc.                                  85,000       $   4,547,500
One of the world's leading producers of
fiber-optic cable, a product it invented
more than 20 years ago.
Millipore Corp.                               150,000           4,181,250
Products use membrane separations
technology to analyze and purify fluids
for a variety of high tech industries.
-------------------------------------------------------------------------
                                                            $   8,728,750
-------------------------------------------------------------------------
Telephone Utilities -- 2.5%
-------------------------------------------------------------------------
GTE Corp.                                      80,000       $   5,190,000
The number three local-access telephone
company in the U.S. behind Bell Atlantic
and SBC.
-------------------------------------------------------------------------
                                                            $   5,190,000
-------------------------------------------------------------------------
Total Common Stocks
   (identified cost $138,188,248)                           $ 201,659,797
-------------------------------------------------------------------------
COMMERCIAL PAPER -- 2.2%

                                          PRINCIPAL
                                          AMOUNT
                                          (000'S OMITTED)   VALUE
-------------------------------------------------------------------------
General Electric Capital Co., 4.83%,
3/1/99                                    $     4,554       $   4,552,778
-------------------------------------------------------------------------
Total Commercial Paper
   (amortized cost $4,552,778)                              $   4,552,778
-------------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $142,741,026)                           $ 206,212,575
-------------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                      $      81,504
-------------------------------------------------------------------------
Net Assets -- 100%                                          $ 206,294,079
-------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF FEBRUARY 28, 1999
Assets
-------------------------------------------------------
Investments, at value
   (identified cost, $142,741,026)        $ 206,212,575
Cash                                              2,420
Dividends receivable                            211,720
Tax reclaim receivable                            1,210
Deferred organization expenses                    1,305
-------------------------------------------------------
TOTAL ASSETS                              $ 206,429,230
-------------------------------------------------------

Liabilities
-------------------------------------------------------
Payable for investments purchased         $     110,500
Other accrued expenses                           24,651
-------------------------------------------------------
TOTAL LIABILITIES                         $     135,151
-------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 206,294,079
-------------------------------------------------------

Sources of Net Assets
-------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $ 142,822,530
Net unrealized appreciation (computed on
   the basis of identified cost)             63,471,549
-------------------------------------------------------
TOTAL                                     $ 206,294,079
-------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
FEBRUARY 28, 1999
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $4,498)  $    816,965
Interest                                       214,944
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  1,031,909
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    632,034
Trustees fees and expenses                       9,637
Custodian fee                                   58,235
Legal and accounting services                   20,057
Amortization of organization expenses            1,629
Miscellaneous                                      823
------------------------------------------------------
TOTAL EXPENSES                            $    722,415
------------------------------------------------------

NET INVESTMENT INCOME                     $    309,494
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ (1,431,259)
------------------------------------------------------
NET REALIZED LOSS                         $ (1,431,259)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 42,240,733
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 42,240,733
------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 40,809,474
------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 41,118,968
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENT OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
Increase (Decrease)                       FEBRUARY 28, 1999    YEAR ENDED
in Net Assets                             (UNAUDITED)          AUGUST 31, 1998
-------------------------------------------------------------------------------
From operations --
   Net investment income                     $       309,494     $    1,492,195
   Net realized gain (loss)                       (1,431,259)        43,962,949
   Net change in unrealized appreciation
      (depreciation)                              42,240,733        (41,647,497)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                                $    41,118,968     $    3,807,647
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                             $    10,691,542     $   18,483,169
   Withdrawals                                   (25,774,423)       (21,817,570)
-------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                              $   (15,082,881)    $   (3,334,401)
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                   $    26,036,087     $      473,246
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                       $   180,257,992     $  179,784,746
-------------------------------------------------------------------------------
AT END OF PERIOD                             $   206,294,079     $  180,257,992
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                     SIX MONTHS
                                     ENDED
                                     FEBRUARY 28,                      YEAR ENDED AUGUST 31,
                                     1999            ---------------------------------------------------------
                                     (UNAUDITED)       1998        1997        1996        1995       1994(1)
--------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
--------------------------------------------------------------------------------------------------------------
Expenses                                 0.72%(2)        0.71%       0.72%       0.72%       0.73%       0.73%(2)
Net investment income                    0.31%(2)        0.73%       0.48%       0.73%       0.67%       0.66%(2)
Portfolio Turnover                         15%             55%         28%         62%         84%          4%
--------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S
   OMITTED)                          $206,294        $180,258    $179,785    $146,732    $134,003    $131,536
--------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 2, 1994, to August 31, 1994.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on August 2, 1994, with the acquisition of investments with a value of $127,122,709, including unrealized appreciation of $6,444,330 in exchange for an interest in the Portfolio by one of the Portfolio's investors. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Trust's understanding of the applicable countries' tax rules and rates.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

 D Other -- Investment transactions are accounted for on a trade date basis.
   Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 E Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 F Interim Financial Statements -- The interim financial statements relating to
   February 28, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets. For the six months ended February 28, 1999, the fee was equivalent to 0.625% of the Portfolio's average daily net assets for such period and amounted to $632,034. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred

GROWTH PORTFOLIO AS OF FEBRUARY 28, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   Compensation Plan. For the six months ended February 28, 1999, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $28,767,408 and $34,756,122, respectively, for the six months ended February 28, 1999.

4 Federal Income Tax Basis of Investments
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at February 28, 1999, as computed on a federal income tax basis, were as follows:

AGGREGATE COST                            $ 142,741,026
-------------------------------------------------------
Gross unrealized appreciation             $  75,708,722
Gross unrealized depreciation               (12,237,173)
-------------------------------------------------------
NET UNREALIZED APPRECIATION               $  63,471,549
-------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the banks' adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended February 28, 1999.

EATON VANCE GROWTH FUND AS OF FEBRUARY 28, 1999

INVESTMENT MANAGEMENT

EATON VANCE GROWTH FUND

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust, Jr.
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees

Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking,
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer,
United Asset Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

INVESTMENT ADVISER OF GROWTH PORTFOLIO
Boston Management and Research
24 Federal Street
Boston, MA 02110

ADMINISTRATOR OF EATON VANCE GROWTH FUND
Eaton Vance Management
24 Federal Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123




EATON VANCE GROWTH FUND
24 Federal Street
Boston, MA 02110




--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

 2-2141-4/99                                                         GFSRC-4/99